Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2013
Business Segment Information [Abstract]
Schedule Of Net Sales And Earnings Before Income Tax
NET SALES

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$214.1	194.8	167.6
Test	166.7	175.9	176.5
USG	109.3	108.0	106.7
Consolidated totals	$490.1	478.7	450.8

No customers exceeded 10% of sales in 2013, 2012 or 2011.

EBIT

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$42.4	38.0	30.8
Test	16.3	14.0	18.6
USG	21.6	25.9	30.4
Reconciliation to consolidated totals (Corporate)	(28.0)	(23.2)	(23.3)
Consolidated EBIT	52.3	54.7	56.5
Less: interest expense	(2.7)	(2.5)	(2.5)
Earnings before income tax	$49.6	52.2	54.0

Schedule Of Identifiable Assets
IDENTIFIABLE ASSETS

(Dollars in millions)
Year ended September 30,	2013	2012
Filtration	$122.9	98.4
Test	102.4	92.8
USG	72.3	66.6
Corporate (includes assets held for sale)	794.7	776.0
Consolidated totals	$1,092.3	1,033.8

Schedule Of Capital Expenditures
CAPITAL EXPENDITURES

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$6.6	4.4	3.3
Test	3.2	2.2	1.5
USG	3.9	3.6	6.5
Corporate	0.2	0.6	—
Consolidated totals	$13.9	10.8	11.3

Schedule Of Depreciation And Amortization
DEPRECIATION AND AMORTIZATION
(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$4.2	3.9	3.3
Test	2.5	2.5	2.2
USG	4.6	3.4	3.1
Corporate	3.5	4.7	4.9

Consolidated totals	$14.8	14.5	13.5

Schedule Of Geographic Information Net Sales
GEOGRAPHIC INFORMATION

Net sales

(Dollars in millions)
Year ended September 30,	2013	2012	2011
United States	$336.4	316.6	318.6
Asia	59.5	66.3	45.9
Europe	51.5	61.7	56.9
Canada	14.3	12.6	14.1
India	10.2	7.5	—
Other	18.2	14.0	15.3
Consolidated totals	$490.1	478.7	450.8

Schedule Of Geographic Information Long-Lived Assets
Long-lived assets
(Dollars in millions)
Year ended September 30,	2013	2012
United States	$72.8	59.2
Europe	2.2	2.6
Other	0.5	0.8
Consolidated totals	$75.5	62.6